Series B Debentures, Net of Current Maturities (Details) - Schedule of series B debentures, net of current maturities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of series B debentures, net of current maturities [Abstract]
Series B Debentures	$ 79,186	$ 98,982
Less: Current maturities	(19,796)	(19,796)
Less: Unamortized debt discounts and issuance costs	(114)	(200)
Total	$ 59,275	$ 78,986